Operating Revenues - Summary of Time Charter Revenues (Detail) - Time Charter [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Concentration Risk [Line Items]
2023:	$ 194,251
2024:	70,022
2025:	64,855
2026:	34,430
2027 Onwards:	$ 3,262